Note 14 - Operating Expenses - Expenses by Nature (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Subcontracting costs(1)	[1]	€ (41,193)		€ (42,327)		€ (37,996)
Cost of supplies and consumable materials		(3,208)		(3,819)		(4,287)
Personnel expenses other than share-based compensation		(22,638)		(19,121)		(15,163)
Share-based compensation		(3,826)		(2,707)		(9,985)
Personnel expenses		(26,464)		(21,827)		(25,148)
Non-scientific advisory and consulting(2)	[2]	(8,655)		(5,301)		(4,357)
Leasing and maintenance		(1,872)		(1,968)		(1,781)
Travel expenses and meeting attendance		(1,754)		(992)		(1,294)
Marketing, communication and public relations		(629)		(518)		(649)
Scientific advisory and consulting(3)	[3]	(223)		(349)		(845)
Other purchases and external expenses		(814)		(311)		(687)
Depreciation and amortization		(16,530)		(7,402)		(4,396)
Intellectual property expenses		(1,585)		(1,381)		(1,499)
Other income and (expenses), net		(1,719)		(1,502)		(1,076)
Operating expenses		(104,647)	[4]	(87,697)	[5]	(84,015)
Operating segments [member]
Statement Line Items [Line Items]
Subcontracting costs(1)	[1]	(41,193)		(42,327)		(37,996)
Cost of supplies and consumable materials		(3,208)		(3,819)		(4,287)
Personnel expenses other than share-based compensation		(14,891)		(13,520)		(10,995)
Share-based compensation		(1,001)		(706)		(3,697)
Personnel expenses		(15,892)		(14,226)		(14,692)
Non-scientific advisory and consulting(2)	[2]	(272)				(563)
Leasing and maintenance		(846)		(887)		(1,235)
Travel expenses and meeting attendance		(709)		(564)		(1,019)
Marketing, communication and public relations		(95)		(119)		(122)
Scientific advisory and consulting(3)	[3]	(223)		(349)		(844)
Other purchases and external expenses		(57)		26		(228)
Depreciation and amortization		(15,518)		(6,709)		(4,068)
Intellectual property expenses		(653)		(294)		(1,499)
Other income and (expenses), net		(177)		(287)		(447)
Operating expenses		(78,844)		(69,555)		(67,000)
Material reconciling items [member]
Statement Line Items [Line Items]
Subcontracting costs(1)	[1]
Cost of supplies and consumable materials
Personnel expenses other than share-based compensation		(7,747)		(5,601)		(4,168)
Share-based compensation		(2,825)		(2,000)		(6,288)
Personnel expenses		(10,572)		(7,601)		(10,456)
Non-scientific advisory and consulting(2)	[2]	(8,384)		(5,301)		(3,794)
Leasing and maintenance		(1,026)		(1,081)		(546)
Travel expenses and meeting attendance		(1,044)		(428)		(275)
Marketing, communication and public relations		(534)		(399)		(527)
Scientific advisory and consulting(3)	[3]					(1)
Other purchases and external expenses		(757)		(337)		(459)
Depreciation and amortization		(1,013)		(693)		(328)
Intellectual property expenses		(932)		(1,087)
Other income and (expenses), net		(1,542)		(1,215)		(629)
Operating expenses		€ (25,803)		€ (18,142)		€ (17,015)

[1]	The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
[2]	Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
[3]	Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
[4]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[5]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.